JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Class A and Class C Shares)

(each a series of JPMorgan Trust I)

Supplement dated March 1, 2013

to the Prospectuses dated November 1, 2012, as supplemented

Investment Advisory Fee Waiver. Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	0.38	0.38
Shareholder Service Fees	0.25	0.25
Remainder of Other Expenses	0.13	0.13
Acquired Fund (Underlying Fund) Fees and Expenses	0.50	0.50

Total Annual Fund Operating Expenses	2.13	2.63
Fee Waivers and Expense Reimbursement[1]	0.25	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.88	2.38

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Balanced Fund by 0.25% through November 1, 2014.

2	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	632	1,064	1,521	2,782
CLASS C SHARES ($)	341	794	1,373	2,945

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	632	1,064	1,521	2,782
CLASS C SHARES ($)	241	794	1,373	2,945

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	0.39	0.39
Shareholder Service Fees	0.25	0.25
Remainder of Other Expenses	0.14	0.14
Acquired Fund (Underlying Fund) Fees and Expenses	0.53	0.53

Total Annual Fund Operating Expenses	2.17	2.67
Fee Waivers and Expense Reimbursements[1]	0.25	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.92	2.42

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Growth Fund by 0.25% through November 1, 2014.

2	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,076	1,540	2,822
CLASS C SHARES ($)	345	806	1,393	2,984

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,076	1,540	2,822
CLASS C SHARES ($)	245	806	1,393	2,984

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Select Class Shares)

(each a series of JPMorgan Trust I)

Supplement dated March 1, 2013

to the Prospectuses dated November 1, 2012, as supplemented

Investment Advisory Fee Waiver. Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.38
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.13
Acquired Fund (Underlying Fund) Fees and Expenses	0.50

Total Annual Fund Operating Expenses	1.88
Fee Waivers and Expense Reimbursements[1]	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.63

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Balanced Fund by 0.25% through November 1, 2014.

2	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	166	567	993	2,181

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.39
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.14
Acquired Fund (Underlying Fund) Fees and Expenses	0.53

Total Annual Fund Operating Expenses	1.92
Fee Waivers and Expense Reimbursements[1]	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.67

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Growth Fund by 0.25% through November 1, 2014.

2	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	170	579	1,014	2,223

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Institutional Class Shares)

(each a series of JPMorgan Trust I)

Supplement dated March 1, 2013

to the Prospectuses dated November 1, 2012, as supplemented

Investment Advisory Fee Waiver. Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.23
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.13
Acquired Fund (Underlying Fund) Fees and Expenses	0.50

Total Annual Fund Operating Expenses	1.73
Fee Waivers and Expense Reimbursements[1]	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.48

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Balanced Fund by 0.25% through November 1, 2014.

2	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	151	521	915	2,020

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.24
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.14
Acquired Fund (Underlying Fund) Fees and Expenses	0.53

Total Annual Fund Operating Expenses	1.77
Fee Waivers and Expense Reimbursements[1]	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.52

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Growth Fund by 0.25% through November 1, 2014.

2	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	155	533	936	2,063

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE